Investment Strategy - Roundhill Power Semiconductor ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities or financial instruments that provide exposure to companies whose core technology, products or services involve the design, development, manufacture, or sale of power semiconductor devices, power conversion systems, wide-bandgap semiconductor materials, or power management integrated circuits (“Power Semiconductor Companies”).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or financial instruments (i.e., swap agreements or forward contracts) that provide exposure to Power Semiconductor Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), identifies for potential investment Power Semiconductor Companies with at least 50% of their revenues attributable to the research, development, manufacturing, or sale of one or more of the following power semiconductor and/or power-enabling technologies:

●	Silicon-based power switching devices, including insulated-gate bipolar transistors (“IGBTs”) and metal-oxide-semiconductor field-effect transistors (“MOSFETs”),
●	High-efficiency chips and integrated circuits used in power conversion and fast-switching applications, such as gallium nitride (“GaN”) and silicon carbide (“SiC”) power devices,
●	Power semiconductor modules, and the specialty wafers, substrates, and materials used in their manufacture,
●	Power management chips that regulate, convert, and deliver voltage and current to processors, memory, GPUs, AI accelerators, and other computing components,
●	Advanced power delivery modules and packaging,
●	Power conversion systems and components,
●	Next-generation power protection and distribution technologies,
●	Supporting semiconductors that drive, sense, and control power switching devices within larger power systems,
●	Foundry, contract manufacturing, and assembly services for power semiconductor devices,
●	Test, burn-in, and reliability equipment used to test power semiconductor technologies, and
●	Other related core power semiconductor and power electronics technologies.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio using its proprietary security selection methodology. The Adviser generally invests in Power Semiconductor Companies it believes are leaders in semiconductor-related products and related technologies, considering factors such as market share and revenue share derived from the sales or production of such products. In addition, the Adviser reviews for power semiconductors activities that regulate, convert, and switch electrical power, as compared to standard semiconductor activities that process or store information.

The Fund will seek to invest in those companies with a minimum market capitalization of $1 billion and an average daily trading volume of at least $10 million. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), including depositary receipts whose underlying securities are non-voting preferred securities. Such companies may be small-, mid- or large-capitalization issuers. The Fund rebalances its portfolio at least quarterly using the Adviser’s proprietary weighting methodology. The Fund does not actively trade securities between rebalances.

ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. The Fund may invest in ADRs. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and can be listed on major U.S. exchanges. The Fund may also derive investment exposure to Chinese companies through investments in China A-Shares. China A-Shares represent equity securities of companies incorporated in mainland China, traded on the Shanghai and Shenzhen stock exchanges. The Adviser will evaluate each investment opportunity and determine the best vehicle for investment by the Fund. The Adviser expects that if an ADR is available and has sufficient liquidity, it will invest in the ADR of an issuer. However, it will invest directly in China A-Shares when it deems it advisable.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period to provide exposure to Power Semiconductor Companies. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may be used to satisfy redemption requests, support the Fund’s use of unfunded total return swaps, manage liquidity, meet collateral or margin requirements, pay Fund expenses or pending investment in other instruments. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”).